21. QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data Details
Interest income	$ 14,573	$ 13,855	$ 13,272	$ 12,467	$ 12,594	$ 12,510	$ 12,011	$ 11,320	$ 134	$ 232
Net interest income	12,419	11,767	11,301	10,551	10,730	10,656	10,213	9,452	46,038	41,051	$ 34,105
Provision for loan losses	200	391	0	0	0	0	179	571	591	750	538
Noninterest income	209	438	381	266	102	544	324	484	1,294	1,454	704
Noninterest expense	7,008	6,778	6,488	6,600	6,300	6,180	6,400	5,880	26,874	24,760	21,909
Income before income taxes	5,420	5,036	5,194	4,217	4,532	5,020	3,958	3,485
Net income	$ 3,622	$ 3,455	$ 3,475	$ 2,838	$ 2,963	$ 3,313	$ 2,650	$ 2,308	$ 13,390	$ 11,234	$ 7,959
Net income per share, diluted	$ 0.67	$ 0.64	$ 0.76	$ 0.62	$ 0.65	$ 0.73	$ 0.59	$ 0.52	$ 2.68	$ 2.47	$ 1.77
Net income per share, basic	$ 0.67	$ 0.64	$ 0.75	$ 0.62	$ 0.65	$ 0.73	$ 0.59	$ 0.51	$ 2.69	$ 2.49	$ 1.79